Basic and diluted net loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of basic and diluted net loss per share
	For the six months ended June 30,
	2026	2025
Loss attributable to ordinary equity holders of the parent (TSEK)	(1,118,055)	(887,444)
Weighted average number for ordinary shares for basic and diluted loss per share	62,629,420	40,677,840
Basic and diluted loss per share	(17.85)	(21.82)